Properties And Equipment (Schedule Of Properties And Equipment) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Total properties and equipment	$ 291,071	$ 273,505
Less accumulated depreciation	(185,735)	(180,550)
Net properties and equipment	105,336	92,955
Land [Member]
Property, Plant and Equipment [Line Items]
Total properties and equipment	4,261	1,392
Buildings [Member]
Property, Plant and Equipment [Line Items]
Total properties and equipment	61,401	52,328
Transportation Equipment [Member]
Property, Plant and Equipment [Line Items]
Total properties and equipment	26,904	20,381
Machinery And Equipment [Member]
Property, Plant and Equipment [Line Items]
Total properties and equipment	77,273	71,121
Computer Software [Member]
Property, Plant and Equipment [Line Items]
Total properties and equipment	51,564	49,110
Furniture And Fixtures [Member]
Property, Plant and Equipment [Line Items]
Total properties and equipment	66,248	71,167
Projects Under Development [Member]
Property, Plant and Equipment [Line Items]
Total properties and equipment	$ 3,420	$ 8,006